Kemper Research Fund

SUPPLEMENT TO PROSPECTUS
DATED JANUARY 1, 2000

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The following information replaces the information in the "Portfolio Management"
section of the Prospectus dated January 1, 2000.

Portfolio Management
The following investment professionals are associated with the fund as indicated:


Kemper Research Fund

Name & Title                          Joined the Fund                     Background
-------------------------------------------------------------------------------------------------------------
Joann M. Barry                        September 1999                      Joined Scudder Kemper Investments
Lead Portfolio Manager                                                    in 1995.  She began her
                                                                          investment career in 1988.
-------------------------------------------------------------------------------------------------------------
Elizabeth D. Smith                    December 1998                       Joined Scudder Kemper Investments
Portfolio Manager                                                         in 1973.  She  began her
                                                                          investment career in 1969.
-------------------------------------------------------------------------------------------------------------
Anne T. Carney                        May 2000                            Joined Scudder Kemper Investments
Portfolio Manager                                                         in 1992.  She began her
                                                                          investment career in 1988.
-------------------------------------------------------------------------------------------------------------


June 2, 2000

                                                Scudder Kemper Investments, Inc.
                                                Two International Place
                                                Boston, MA 02110
                                                June 2, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Kemper Research Fund (the "Fund"), a series of Kemper Funds Trust (Reg. No. 333-65661) (811-09057)

Ladies and Gentlemen:

         We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497(e) under the Securities Act of 1933, a supplement dated June 2, 2000 to the Prospectus of the Fund dated January 1, 2000.

         Any comments or questions concerning this filing should be directed to the undersigned at (617) 295-2560.


                                                              Very truly yours,

                                                              /s/Lauren Giudice
                                                              Lauren Giudice